RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS, INC.
(the “Trust”)

Supplement dated August 21, 2017
to the combined Statement of Additional Information (“SAI”) dated July 31, 2017 (the “SAI”)
for the following series of the Trust (the “Funds”):

Rainier Large Cap Equity Fund – Original and Institutional Classes
Rainier Mid Cap Equity Fund – Original and Institutional Classes
Rainier Small/Mid Cap Equity Fund – Original and Institutional Classes

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees has appointed Christine Glavin as the new Chief Financial Officer and Treasurer (which is the principal financial officer) effective August 21, 2017. Therefore, the table of Trustees and officers in the Management section of the SAI is hereby deleted and replaced by the following:

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee Over the Last Five Years
Non-interested Trustees
James E. Diamond, Jr. 601 Union St. Ste. 3525 Seattle, WA 98101 Born 1946	Trustee, Chairman of the Board	Since March 1994	Private investor and consultant, from 2014 to present. President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials), 2003 to 2014.	Three	None
Joan L. Enticknap 601 Union St. Ste. 3525 Seattle, WA 98101 Born 1950	Trustee	Since November 2012	Chief of Staff, 2013 to present; Strategic Initiatives Manager, 2010 to 2013; Board Member, President and Chief Operating Officer, 2001 to 2010; all with HomeStreet Bank (banking).	Three	None
Gary L. Sundem 601 Union St. Ste. 3525 Seattle, WA 98101 Born 1944	Trustee	Since March 1994	Professor of Accounting Emeritus, University of Washington from 2008 to present. Professor of Accounting; University of Washington from 1971 to 2008.	Three	None

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee Over the Last Five Years
Interested Trustee and Officer(2)
Michele T. Mosca 601 Union St., Ste. 3525 Seattle, WA 98101 Born 1972	Trustee, CEO and President (principal executive officer)	Since July 2016
President, Manning & Napier Investor Services, Inc. from May 2015 to present (mutual fund distributor); Managing Director, Manning & Napier Advisors Funds Group from January 2009 to present (mutual funds).
				Three	None
Officers
Christine Glavin 290 Woodcliff Drive Fairport, NY 14450 Born 1967	Chief Financial Officer Treasurer (principal financial officer)	Since August 2017
Principal Financial Officer (2002 to present) and Chief Financial Officer (2001 to present), Manning & Napier Fund, Inc. (mutual funds);
Director of Fund Reporting (2011 to present); Fund Reporting Manager (1997 to 2011)
Manning & Napier Advisors, LLC; Assistant Treasurer (2008 to present) Exeter Trust Company
				N/A	N/A
Jodi L. Hedberg 601 Union St., Ste. 3525 Seattle, WA 98101 Born 1967	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since April 2017
Chief Compliance Officer of Rainier from 2017 to present.
Director of Compliance since 2005; Compliance Manager (1995-2005) – Manning & Napier Advisors, LLC and affiliates; Corporate Secretary – Manning & Napier Investor Services, Inc. since 2006

				N/A	N/A
Richard B. Yates 601 Union St., Ste. 3525 Seattle, WA 98101 Born 1965	Chief Legal Officer	Since May 2016	Chief Legal Officer, Manning & Napier, Inc., Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC, and Exeter Trust Company from 2004 to present.	N/A	N/A
Russell B. Simon 2020 East Financial Way, Suite 100 Glendora, CA 91741 Born 1980	Secretary	Since July 2016	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011).	N/A	N/A

*	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(1)
The term “Fund Complex” includes any funds, series of funds, or trusts that share the same investment adviser or that hold themselves out to investors as related companies.  The Fund Complex consists of three separate series of the Trust.

(2)
Ms. Mosca is an “interested person” of the Trust, as defined in the 1940 Act, because of her employment with the parent company and affiliates of Rainier. Ms. Mosca was elected to fill the vacancy created by the departure of Melodie B. Zakaluk, who served as a Trustee and the Chief Executive Officer and President of the Trust from February 2011 until July 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE